UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21089

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.


ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
March 31,2005
(Unaudited)
______________

Investment securities

Common Stocks	       Shares   Fair Value         % of Net Assets

Financial

Diversified Financial
JP Morgan Chase	         5,792	     $   200,403
Citigroup	         5,188 	         233,149
AXA SA - Sponsored ADR	 7,844           209,278
				         642,830      8.98%
Insurance
St Paul Travelers	 7,547           277,201
American Intl Group      3,255	         180,360
				         457,561      6.39%
Banking
Washington Mutual	 4,625           182,688
Fremont General	         8,515           187,245
				         369,933      5.17%

Real Estate
iSTAR Financial	         7,799           321,163      4.49%
		Total - Financial      1,791,487     25.03%

Consumer Staples
Tobacco
Altria Group	         6,852           448,052
Carolina Group	         9,558           316,370
                                         764,422     10.68%

Conglomerate
Loews Corporation	 4,293	         315,707      4.41%

Media
Viacom-Class B	         4,940 	         172,060
Liberty Media *         11,000           114,070
Liberty Media Intl *	   550            24,057
				         310,187      4.33%

Retail Distribution, hardline
Handleman	         5,675           107,598      1.50%
	Total - Consumer Staples       1,497,914     20.92%


*  Security did not pay a dividend during the previous twelve months.


Common Stocks (Continued)	Shares	Fair Value  % of Net Assets

Healthcare

Pharmaceuticals
Merck                   6,065 	        196,324
Pfizer	                8,450	        221,982
			                418,306       5.84%

Managed Care
Wellpoint *             2,151   	269,628	      3.77%

Biotechnology
Amgen *	                3,825	        222,653       3.11%
		Total - Healthcare	910,587	     12.72%

Technology

Consumer Electronics
Nam Tai Electronics     14,215          378,119       5.28%

Wireless Communications
Nokia Corp-Sponsored ADR 15,175         234,150       3.27%

Software
Microsoft Corp	         4,800          116,016       1.62%
		Total - Technology	728,285      10.17%

Consumer, Cyclical

Building Materials
Masco Corp	        7,780	     269,733 	      3.77%

Retail, hardline
Carmax *	        9,591	     302,117          4.22%
	Total - Consumer, Cyclical   571,850	      7.99%

Transportation

Railroads
Genesee & Wyoming *	8,911	     230,884	      3.23%

Air Freight
Federal Express	        2,278	     214,018	      2.99%
	Total - Transportation	     444,902	      6.22%

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)  1,600    188,736
Nasdaq 100 Shares               5,300    193,821
		Total - Index		382,557       5.35%

Utilities

Electric
American Electric Power	4,950	     168,597          2.36%

Energy
BP PLC Sponsored ADR	2,475	     154,440          2.16%
	Total - Utilities            323,037	      4.52%

Total investment securities (cost - $5,562,352)	  $6,650,617
	92.92%

* Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-

3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.


             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date: May 27, 2005


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  May 27, 2005